Property, vessels and equipment, Summary (Details) - MXN ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 2,313,437		$ 2,623,535
Additions		48,281		86,283
Disposals		213,038		171,476
Transfers and others		198,205		(149,218)
Depreciation/loss from revaluation		61,465		75,687
Net balances at year end		2,285,420		2,313,437		$ 2,623,535
Proceeds from sale of vessel		16,233		169,627		7,059
Gain on sale of vessel		23,415		(1,849)		330
Revaluation surplus		1,140,744		899,863
Accumulated Depreciation and Amortization [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Accumulated depreciation		261,862		365,264
Decrease in accumulated depreciation		103,402
Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		782,673		1,118,250
Additions		0		260
Disposals		200,119	[1],[2]	125,019	[3]
Transfers and others		(337,211)	[4]	(162,962)	[1],[5]
Depreciation/loss from revaluation		30,405		47,856
Net balances at year end		$ 214,938		$ 782,673		1,118,250
Estimated useful lives (years)		25 years		25 years
Proceeds from sale of vessel	$ 15,703
Gain on sale of vessel	$ 4,410
Loss from revaluation				$ 161,411
Loss in fair value		$ 191,377		206,076
Shipyard [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		275		318
Additions		0		0
Disposals		0		0
Transfers and others		0		0
Depreciation/loss from revaluation		43		43
Net balances at year end		$ 232		$ 275		318
Estimated useful lives (years)		40 years		40 years
Major Vessel Maintenance [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 41,611		$ 12,608
Additions		1,753		38,142
Disposals		12,317		0
Transfers and others		(1,979)		4,064
Depreciation/loss from revaluation		13,888		13,203
Net balances at year end		$ 15,180		$ 41,611		12,608
Estimated useful lives (years)		2 years 6 months		2 years 6 months
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 238,901		$ 242,204
Additions		4,891		5,732
Disposals		0		0
Transfers and others		67,484	[6]	604
Depreciation/loss from revaluation		11,616		9,639
Net balances at year end		299,660		$ 238,901		242,204
Revaluation surplus		$ 66,518
Buildings and Facilities [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		20 years		20 years
Buildings and Facilities [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		25 years		25 years
Warehousing Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 255		$ 647
Additions		419		0
Disposals		0		9
Transfers and others		0		0
Depreciation/loss from revaluation		469		383
Net balances at year end		$ 205		$ 255		647
Estimated useful lives (years)		10 years		10 years
Computer Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 581		$ 556
Additions		249		459
Disposals		0		0
Transfers and others		0		47
Depreciation/loss from revaluation		374		481
Net balances at year end		$ 456		$ 581		556
Computer Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		4 years		4 years
Terminal Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 7,390		$ 6,885
Additions		280		2,252
Disposals		0		0
Transfers and others		20,345		(125)
Depreciation/loss from revaluation		1,980		1,622
Net balances at year end		$ 26,035		$ 7,390		6,885
Estimated useful lives (years)		10 years		10 years
Ground Transportation Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 5,366		$ 3,751
Additions		1,621		2,052
Disposals		602		1,153
Transfers and others		36		1,940
Depreciation/loss from revaluation		1,394		1,224
Net balances at year end		$ 5,027		$ 5,366		3,751
Ground Transportation Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		4 years 6 months		4 years 6 months
Ground Transportation Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		10 years		10 years
Other Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 7,079		$ 7,641
Additions		446		361
Disposals		0		0
Transfers and others		4,663		313
Depreciation/loss from revaluation		1,296		1,236
Net balances at year end		10,892		7,079		7,641
Total Property, Vessels and Equipment, Excluding Land and Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		1,084,131		1,392,860
Additions		9,659		49,258
Disposals		213,038		126,181
Transfers and others		(246,662)		(156,119)
Depreciation/loss from revaluation		61,465		75,687
Net balances at year end		572,625		1,084,131		1,392,860
Lands [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		1,146,252		1,184,427
Additions		0		0
Disposals		0		45,295	[7]
Transfers and others		451,671	[6]	7,120
Depreciation/loss from revaluation		0		0
Net balances at year end		1,597,923		1,146,252		1,184,427
Revaluation surplus		310,883
Constructions in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		83,054		46,248
Additions		38,622	[8]	37,025
Disposals		0		0
Transfers and others		(6,804)		(219)
Net balances at year end		114,872		$ 83,054		$ 46,248
TMM DM [Member] | Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Proceeds from sale of vessel		339,038
Revaluation surplus		$ 1,827

[1]	At 2018 year end, the offshore vessel 'Subsea 88' suffered a major mishap in one of its areas and for which it stopped operating. As of December 31, 2018, Grupo TMM was making the corresponding insurance claims without a final settlement having been issued on the mishap as of that date. Since the repair of the ship requires a substantial time that affects future cash flows, Management recognized a loss in fair value in the amount of $206,076.
[2]	On August 30, 2019, was formalized the sale of the vessel SMR Manzanillo to Bricor Servicios Portuarios Mexicanos, S.A. de C.V. by Transportacion Maritima Mexicana, S.A. de C.V., a subsidiary of Grupo TMM for an amount of $15,703, generating a profit of $ 4,410.
[3]	On May 7, 2018, was formalized the sale of the chemical tanker Maya to Yangzijiang Express Shipping PTE. LTD, by TMM Parcel Tankers, S.A. de C.V., subsidiary of Grupo TMM.
[4]	It is comprised mainly for disposal of the TMM Colima vessel in the divestiture of Snekke, S.A. de C.V. of Grupo TMM for $339,038, which is partially offset by the revaluation surplus of $1,827.
[5]	Includes the loss for revaluation of the year for $161,411.
[6]	Includes the surplus for revaluation of land and properties for $310,833 and $66,518, respectively.
[7]	The sale agreement of the land located in Santiago Tlaltepoxco in the Municipality of Huehuetoca, State of Mexico, between Comercializadora Columbia, S.A. de C.V. and Inmobiliaria TMM, S.A. de C.V., a subsidiary of Grupo TMM, was entered into on March 27, 2018.
[8]	Corresponds to the construction of infrastructure for various projects related to the storage and transportation of hydrocarbons and refined petroleum products.